Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share Based Compensation [Abstract]
Summary of the Company's SAR activity

			Weighted average
			remaining
	Number of	Weighted average	contractual
	shares	exercise price	life (in years)
Outstanding at January 1, 2012	708,840	$12.85	8.8
SARs granted	183,164	12.28	—
SARs exercised	—	—	—
SARs canceled or forfeited	—	—	—
Outstanding at December 31, 2012	892,004	12.74	8.1
SARs granted	—	—	—
SARs exercised	(3,370)	12.42	—
SARs canceled or forfeited	—	—	—
Outstanding at December 31, 2013	888,634	$12.74	7.1
SARs granted	—	—	—
SARs exercised	(58,519)	12.80	—
SARs canceled or forfeited	(8,998)	12.28	—
Outstanding at December 31, 2014	821,117	12.74	6.1
Exercisable at December 31, 2014	764,558	$12.77

Summary of the Company's RSU activity

		Weighted average
	Number of	grant date
	shares	fair value
Outstanding and unvested at January 1, 2012	330,896	$13.09
RSUs granted	116,836	12.28
RSUs vested	(163,718)	12.87
RSUs canceled or forfeited	—	—
Outstanding and unvested at December 31, 2012	284,014	12.88
RSUs granted	—	—
RSUs vested	(122,534)	12.98
RSUs canceled or forfeited	—	—
Outstanding and unvested at December 31, 2013	161,480	$12.81
RSUs granted	—	—
RSUs vested	(119,666)	12.99
RSUs canceled or forfeited	(5,739)	12.28
Outstanding and unvested at December 31, 2014	36,075	$12.28

Schedule Of Valuation Assumptions

	Year ended	Year ended	Year ended
	December 31, 2014	December 31, 2013	December 31, 2012
Risk-free interest rate	0.90% –2.32%	0.90% – 2.51%	0.90% – 2.73%
Volatility	48% – 57%	51% – 63%	54% – 70%
Expected life	6 – 8 years	6 – 8 years	6 – 10 years